UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2011

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments
September 30, 2011 (unaudited)

Description	Shares	Value

Common Stocks — 93.6%

Australia — 1.8%

BHP Billiton, Ltd. Sponsored ADR	38,500	$2,557,940

Finland — 1.0%

Sampo Oyj, A Shares ADR	109,500	1,392,840

France — 6.1%

GDF Suez Sponsored ADR	75,981	2,274,871
Sanofi SA ADR	105,200	3,450,560
Total SA Sponsored ADR	64,000	2,807,680

		8,533,111

Germany — 2.1%

SAP AG Sponsored ADR	59,300	3,001,766

Ireland — 1.1%

CRH PLC Sponsored ADR	98,300	1,524,633

Italy — 0.9%

Eni SpA Sponsored ADR	36,350	1,276,976

Japan — 8.4%

Canon, Inc. Sponsored ADR	44,700	2,023,122
Hoya Corp. Sponsored ADR (c)	73,500	1,711,080
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	4,676,505
Nomura Holdings, Inc. ADR (c)	332,600	1,184,056
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	2,152,992

		11,747,755

Singapore — 3.7%

Singapore Telecommunications, Ltd. ADR (c)	217,400	5,249,340

Description	Shares	Value

Spain — 1.3%

Banco Santander SA Sponsored ADR	220,693	$1,774,372

Switzerland — 8.0%

Novartis AG ADR	78,900	4,400,253
Roche Holding AG Sponsored ADR	92,400	3,716,328
UBS AG (a)	107,587	1,229,719
Zurich Financial Services AG ADR	92,500	1,941,575

		11,287,875

United Kingdom — 14.4%

BP PLC Sponsored ADR (c)	99,907	3,603,645
British American Tobacco PLC Sponsored ADR	37,700	3,194,321
GlaxoSmithKline PLC Sponsored ADR (c)	80,200	3,311,458
HSBC Holdings PLC Sponsored ADR (c)	113,569	4,320,165
Unilever PLC Sponsored ADR	99,100	3,090,929
Wm Morrison Supermarkets PLC ADR	120,300	2,694,720

		20,215,238

United States — 44.8%

Cisco Systems, Inc. (c)	220,400	3,413,996
Comcast Corp., Class A	160,900	3,329,021
ConocoPhillips	32,900	2,083,228
Emerson Electric Co.	67,600	2,792,556
Halliburton Co.	89,900	2,743,748
Honeywell International, Inc. (c)	64,700	2,840,977
Intel Corp.	155,400	3,314,682
International Business Machines Corp. (c)	30,200	5,285,906

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Description	Shares	Value

Johnson & Johnson	104,300	$6,644,953
Merck & Co., Inc.	75,300	2,463,063
Microsoft Corp.	226,600	5,640,074
Oracle Corp.	147,340	4,234,552
PepsiCo, Inc.	41,100	2,544,090
Pfizer, Inc. (c)	87,566	1,548,167
The Bank of New York Mellon Corp. (c)	103,600	1,925,924
The Home Depot, Inc. (c)	165,500	5,439,985
United Technologies Corp.	47,200	3,320,992
Wal-Mart Stores, Inc.	62,800	3,259,320

		62,825,234

Total Common Stocks (Identified cost $153,694,847)		131,387,080

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 18.7%

Brazil — 4.0%

Brazil NTN-F:
10.00%, 01/01/12	9,045	$4,913,308
10.00%, 01/01/13	1,195	646,829

		5,560,137

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	305,000	191,613

Ghana — 0.5%

Ghana Government Bonds:
13.67%, 06/11/12	790	496,195
15.00%, 12/10/12	320	204,872

		701,067

Description	Principal Amount (000) (d)	Value

Israel — 1.5%

Israel Fixed Bonds:
4.00%, 03/30/12	3,888	$1,063,784
5.00%, 03/31/13	3,392	954,151
Israel Government Bond - Shahar, 10.00%, 05/31/12	413	118,964

		2,136,899

Malaysia — 1.1%

Bank Negara Monetary Note, 0.00%, 12/29/11	5,000	1,554,924

Mexico — 3.9%

Mexican Bonos:
9.50%, 12/18/14	8,000	652,901
7.75%, 12/14/17	7,000	561,083
8.50%, 12/13/18	8,000	661,793
Mexican Cetes:
0.00%, 11/17/11	120,300	862,449
0.00%, 12/15/11	104,000	743,124
Mexican Udibonos:
4.50%, 12/18/14	3,890	1,420,275
5.00%, 06/16/16	1,480	571,278

		5,472,903

Poland — 0.9%

Poland Government Bonds:
0.00%, 01/25/12	2,674	796,156
3.00%, 08/24/16	1,432	437,553

		1,233,709

Romania — 1.8%

Romania Government Bonds:
6.25%, 10/25/14	1,290	381,494

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Description	Principal Amount (000) (d)	Value

6.00%, 04/30/15	560	$164,034
6.00%, 04/30/16	530	153,993
6.75%, 06/11/17	600	176,182
Romania Treasury Bills:
0.00%, 02/08/12	2,280	684,736
0.00%, 04/04/12	1,140	338,725
0.00%, 06/06/12	1,930	566,702

		2,465,866

South Africa — 0.5%

Republic of South Africa, 13.50%, 09/15/15	4,643	701,524

Turkey — 3.8%

Turkey Government Bonds:
0.00%, 11/16/11	2,156	1,149,951
0.00%, 11/07/12	3,321	1,636,166
0.00%, 02/20/13	1,310	629,971
9.00%, 05/21/14	269	167,849
4.50%, 02/11/15	1,671	953,081
4.00%, 04/29/15	1,458	829,806

		5,366,824

Uruguay — 0.6%

Uruguay Treasury Bills:
0.00%, 06/22/12	5,472	258,536
0.00%, 05/09/13	2,350	100,635
0.00%, 06/27/13	4,650	196,864
0.00%, 08/15/13	6,000	248,634

		804,669

Total Foreign Government Obligations (Identified cost $28,117,395)		26,190,135

Description		Value

Total Investments — 112.3% (Identified cost $181,812,242) (b)		$157,577,215

Liabilities in Excess of Cash and Other Assets — (12.3)%		(17,320,634)

Net Assets — 100.0%		$140,256,581

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011:

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/04/11	70,056	$42,000	$37,259	$—	$4,741
BRL	BRC	10/04/11	638,400	399,000	339,529	—	59,471
BRL	UBS	10/04/11	708,456	382,041	376,789	—	5,252
BRL	UBS	10/04/11	1,147,538	631,904	610,311	—	21,593
BRL	UBS	10/19/11	684,560	398,000	362,716	—	35,284
CLP	CSF	10/24/11	410,203,200	816,000	787,155	—	28,845
CLP	BNP	10/28/11	186,476,400	396,000	357,635	—	38,365
CLP	BNP	02/13/12	476,500,200	989,000	903,609	—	85,391
CNY	JPM	06/13/12	10,364,580	1,622,000	1,631,078	9,078	—
CNY	BRC	08/13/12	3,377,088	528,000	532,319	4,319	—
CNY	JPM	09/24/12	9,237,380	1,457,000	1,458,302	1,302	—
CZK	CIT	10/11/11	12,613,663	725,298	684,639	—	40,659
CZK	ING	10/11/11	11,503,980	679,442	624,408	—	55,034
CZK	CIT	10/19/11	6,669,630	370,525	362,032	—	8,493
CZK	CIT	10/19/11	12,960,383	766,161	703,497	—	62,664
CZK	BNP	11/09/11	6,025,812	344,785	327,139	—	17,646
EUR	CIT	10/11/11	92,307	126,354	123,661	—	2,693
EUR	CIT	10/11/11	506,917	693,006	679,106	—	13,900
EUR	ING	10/11/11	470,155	675,284	629,857	—	45,427
EUR	CIT	10/12/11	180,000	241,155	241,141	—	14
EUR	CIT	10/17/11	1,042,083	1,443,000	1,395,996	—	47,004
EUR	CIT	10/17/11	3,695,000	5,210,467	4,949,895	—	260,572
EUR	CIT	10/19/11	1,030,686	1,388,901	1,380,706	—	8,195
EUR	BRC	10/27/11	495,595	706,000	663,859	—	42,141
EUR	JPM	11/07/11	283,135	403,000	379,239	—	23,761
EUR	CIT	11/09/11	501,337	685,002	671,501	—	13,501
GHS	BRC	10/11/11	237,330	109,369	147,755	38,386	—
GHS	SCB	10/11/11	391,000	246,036	243,425	—	2,611
GHS	SCB	10/12/11	610,000	390,900	379,675	—	11,225
GHS	SCB	10/18/11	527,510	340,000	327,852	—	12,148
GHS	CIT	10/24/11	156,000	99,237	96,814	—	2,423

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

GHS	SCB	10/24/11	265,634	$171,156	$164,853	$—	$6,303
GHS	CIT	10/27/11	723,000	455,864	448,368	—	7,496
GHS	SCB	10/31/11	554,000	357,143	343,229	—	13,914
GHS	JPM	11/08/11	401,000	258,426	247,912	—	10,514
GHS	CIT	11/22/11	117,000	73,864	72,044	—	1,820
GHS	JPM	12/12/11	291,653	184,707	178,560	—	6,147
HUF	CIT	11/09/11	142,885,560	720,538	650,774	—	69,764
IDR	RBC	10/12/11	5,289,355,000	619,000	601,314	—	17,686
IDR	SCB	10/19/11	3,411,100,000	385,000	387,543	2,543	—
IDR	JPM	11/18/11	7,099,422,000	811,363	803,964	—	7,399
ILS	BRC	10/06/11	3,182,562	893,426	849,451	—	43,975
INR	SCB	10/13/11	43,926,800	965,000	895,728	—	69,272
INR	BRC	11/14/11	43,376,800	944,000	880,387	—	63,613
INR	JPM	11/25/11	15,285,580	331,000	309,755	—	21,245
INR	JPM	11/25/11	33,060,870	717,000	669,963	—	47,037
INR	BNP	05/21/12	18,207,540	379,838	364,345	—	15,493
INR	BRC	05/21/12	42,264,610	884,567	845,742	—	38,825
INR	JPM	05/25/12	18,698,400	392,000	374,103	—	17,897
INR	UBS	05/25/12	42,064,980	878,000	841,603	—	36,397
KES	CIT	10/18/11	13,209,000	138,532	131,493	—	7,039
KES	CIT	10/18/11	14,798,000	155,850	147,310	—	8,540
KES	SCB	10/19/11	19,843,230	207,457	197,534	—	9,923
KES	JPM	11/21/11	18,964,350	195,913	188,765	—	7,148
KRW	SCB	11/10/11	510,244,200	467,000	432,138	—	34,862
KRW	BRC	11/23/11	1,019,284,400	927,170	862,646	—	64,524
KRW	JPM	11/23/11	828,294,000	762,000	701,006	—	60,994
KZT	BRC	10/11/11	63,103,000	430,003	425,724	—	4,279
KZT	CIT	10/11/11	36,300,000	247,250	244,898	—	2,352
KZT	HSB	10/11/11	47,000,000	319,402	317,086	—	2,316
KZT	HSB	10/11/11	73,593,000	507,888	496,495	—	11,393
KZT	CIT	10/18/11	59,880,000	409,800	403,790	—	6,010

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	BRC	11/04/11	17,133,600	$118,065	$115,405	$—	$2,660
KZT	BRC	12/15/11	17,612,000	121,074	118,368	—	2,706
MXN	HSB	10/11/11	11,923,939	992,000	859,194	—	132,806
MXN	JPM	11/07/11	3,325,959	279,000	239,022	—	39,978
MYR	BRC	10/31/11	1,564,218	498,000	489,419	—	8,581
NGN	CIT	10/05/11	30,780,000	197,219	192,797	—	4,422
NGN	CIT	10/11/11	36,100,000	231,188	226,208	—	4,980
NGN	SCB	10/11/11	47,051,600	302,000	294,832	—	7,168
NGN	CIT	10/21/11	33,370,000	212,751	209,101	—	3,650
NGN	JPM	10/27/11	44,044,000	286,000	275,986	—	10,014
NGN	JPM	10/31/11	23,127,000	147,522	143,634	—	3,888
NGN	JPM	10/31/11	57,736,440	360,402	358,582	—	1,820
NGN	JPM	11/04/11	92,639,250	591,000	575,352	—	15,648
NGN	CIT	11/18/11	30,082,500	191,000	186,833	—	4,167
NGN	CIT	11/21/11	31,047,400	196,876	192,825	—	4,051
PLN	ING	10/31/11	3,904,714	1,210,595	1,175,552	—	35,043
PLN	CIT	11/02/11	2,270,003	789,827	683,262	—	106,565
PLN	JPM	11/02/11	1,158,910	346,176	348,828	2,652	—
RON	BRC	10/12/11	3,823,087	1,271,185	1,174,639	—	96,546
RSD	CIT	10/11/11	22,939,000	315,378	301,850	—	13,528
RSD	CIT	10/12/11	19,880,000	276,630	261,507	—	15,123
RSD	BRC	11/08/11	4,815,150	64,881	62,770	—	2,111
RSD	BRC	11/08/11	12,196,000	170,003	158,987	—	11,016
RSD	BRC	11/09/11	55,737,450	770,919	726,363	—	44,556
RUB	CSF	10/11/11	23,068,500	780,000	715,671	—	64,329
RUB	HSB	10/11/11	19,479,670	661,000	604,332	—	56,668
RUB	CSF	10/12/11	21,788,190	727,000	675,848	—	51,152
RUB	HSB	10/17/11	23,454,920	766,000	726,995	—	39,005
THB	HSB	10/06/11	24,660,440	821,139	793,214	—	27,925
THB	SCB	10/25/11	6,048,090	201,000	194,286	—	6,714
THB	SCB	10/25/11	7,530,000	251,000	241,890	—	9,110

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

THB	JPM	11/07/11	19,521,920	$649,000	$626,578	$—	$22,422
THB	HSB	11/14/11	25,220,160	834,000	809,157	—	24,843
THB	HSB	12/06/11	27,860,985	927,000	892,801	—	34,199
UAH	BRC	10/11/11	995,685	123,000	123,034	34	—
UAH	BRC	10/11/11	1,598,655	197,000	197,542	542	—
UAH	DUB	10/19/11	984,940	121,000	120,752	—	248
UAH	ING	10/24/11	1,761,570	216,875	214,910	—	1,965
UAH	BRC	11/09/11	1,639,760	199,000	197,290	—	1,710
UGX	CIT	10/04/11	271,000,000	100,000	95,088	—	4,912
UGX	CIT	10/04/11	279,675,000	113,000	98,132	—	14,868
UGX	CIT	10/05/11	486,590,000	197,000	170,636	—	26,364
UGX	CIT	10/07/11	517,020,000	210,000	181,101	—	28,899
UGX	CIT	10/17/11	268,772,000	94,905	93,612	—	1,293
UGX	SCB	10/31/11	894,800,000	309,405	309,203	—	202
UGX	CIT	11/07/11	486,590,000	168,312	167,537	—	775
UGX	BRC	12/19/11	453,769,000	166,399	153,499	—	12,900
UGX	SCB	12/22/11	583,400,000	201,520	197,142	—	4,378
UGX	CIT	01/18/12	547,000,000	183,403	183,024	—	379
UGX	CIT	02/22/12	1,199,696,000	400,968	396,144	—	4,824
UGX	CIT	03/19/12	1,179,600,000	418,981	385,746	—	33,235
UGX	SCB	06/25/12	294,000,000	107,182	91,859	—	15,323
UYU	CIT	10/05/11	5,969,656	308,000	293,782	—	14,218
UYU	CIT	10/06/11	2,364,060	123,000	116,319	—	6,681
UYU	CIT	10/19/11	3,717,648	198,000	182,452	—	15,548
UYU	JPM	11/04/11	5,969,656	293,205	293,205	—	—
UYU	CIT	11/07/11	1,751,000	93,531	85,615	—	7,916
UYU	JPM	11/07/11	2,784,000	148,480	136,124	—	12,356
UYU	CIT	11/16/11	3,731,508	198,000	182,131	—	15,869
UYU	CIT	11/30/11	2,370,375	121,061	115,382	—	5,679
UYU	CIT	12/02/11	2,382,510	123,000	115,932	—	7,068
UYU	CIT	12/02/11	5,025,536	268,000	244,540	—	23,460

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (concluded):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

UYU	JPM	12/08/11	3,945,420	$207,000	$191,777	$—	$15,223
UYU	CIT	12/20/11	2,339,235	124,032	113,462	—	10,570
UYU	CIT	12/20/11	3,743,388	198,000	181,568	—	16,432
UYU	CIT	12/30/11	7,053,090	363,000	341,486	—	21,514
ZAR	BNP	10/19/11	5,560,892	779,000	687,180	—	91,820
ZAR	BNP	10/24/11	5,561,462	764,000	686,747	—	77,253
ZMK	BRC	10/12/11	1,734,800,000	347,307	357,782	10,475	—
ZMK	CIT	10/12/11	1,139,015,000	227,167	234,908	7,741	—
ZMK	SCB	11/25/11	1,746,525,000	354,265	353,993	—	272
ZMK	SCB	12/19/11	320,101,000	63,969	64,283	314	—
ZMK	SCB	12/20/11	650,940,000	129,515	130,665	1,150	—

Total Forward Currency Purchase Contracts				$64,011,336	$61,025,094	$78,536	$3,064,778

Forward Currency Sale Contracts open at September 30, 2011:

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/04/11	708,456	$376,788	$382,040	$5,252	$—
BRL	UBS	10/04/11	1,855,994	987,100	1,036,000	48,900	—
BRL	HSB	12/02/11	5,075,901	2,665,194	3,157,637	492,443	—
BRL	UBS	12/02/11	1,029,840	540,735	559,999	19,264	—
COP	BNP	10/18/11	293,168,000	151,776	160,000	8,224	—
CZK	CIT	10/11/11	12,613,663	684,639	693,006	8,367	—
CZK	ING	10/11/11	11,503,980	624,408	675,283	50,875	—
CZK	CIT	10/19/11	25,655,825	1,392,614	1,388,901	—	3,713
EUR	CIT	10/11/11	224,936	301,343	315,378	14,035	—
EUR	CIT	10/11/11	517,000	692,614	725,298	32,684	—
EUR	ING	10/11/11	474,000	635,008	679,442	44,434	—
EUR	BRC	10/12/11	899,000	1,204,363	1,271,184	66,821	—
EUR	CIT	10/12/11	194,559	260,644	276,629	15,985	—
EUR	CIT	10/17/11	383,205	513,349	549,777	36,428	—
EUR	CIT	10/17/11	648,088	868,191	908,969	40,778	—

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Sale Contracts open at September 30, 2011 (continued):

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

EUR	CIT	10/17/11	1,855,000	$2,484,995	$2,552,873	$67,878	$—
EUR	HSB	10/17/11	250,078	335,009	345,000	9,991	—
EUR	HSB	10/17/11	558,121	747,670	805,000	57,330	—
EUR	HSB	10/17/11	699,555	937,138	941,000	3,862	—
EUR	CIT	10/19/11	272,000	364,371	370,525	6,154	—
EUR	CIT	10/19/11	531,000	711,328	766,162	54,834	—
EUR	CSF	10/26/11	874,317	1,171,174	1,176,000	4,826	—
EUR	BRC	10/27/11	2,704,000	3,622,062	3,873,562	251,500	—
EUR	ING	10/31/11	888,000	1,189,458	1,210,595	21,137	—
EUR	CIT	11/02/11	544,000	728,666	789,827	61,161	—
EUR	JPM	11/02/11	263,000	352,278	346,176	—	6,102
EUR	BRC	11/08/11	47,000	62,953	64,881	1,928	—
EUR	BRC	11/08/11	118,178	158,291	170,003	11,712	—
EUR	BNP	11/09/11	247,000	330,836	344,785	13,949	—
EUR	BRC	11/09/11	534,139	715,436	770,919	55,483	—
EUR	CIT	11/09/11	516,000	691,140	720,538	29,398	—
EUR	CSF	11/09/11	249,780	334,560	351,000	16,440	—
EUR	HSB	11/22/11	617,000	826,388	883,014	56,626	—
EUR	ING	11/28/11	1,077,819	1,443,565	1,453,978	10,413	—
EUR	HSB	12/06/11	1,781,000	2,385,311	2,529,020	143,709	—
HUF	CIT	11/09/11	142,885,560	650,774	685,002	34,228	—
ILS	CIT	10/06/11	634,325	169,306	171,000	1,694	—
INR	BRC	10/12/11	30,786,210	627,866	637,000	9,134	—
INR	BRC	11/14/11	13,472,580	273,443	298,000	24,557	—
JPY	JPM	10/31/11	72,465,387	939,867	947,000	7,133	—
JPY	HSB	11/10/11	5,866,864	76,103	73,000	—	3,103
JPY	SCB	12/21/11	134,542,750	1,746,375	1,753,000	6,625	—
KRW	CIT	11/10/11	215,874,000	182,829	179,000	—	3,829
KRW	JPM	11/23/11	109,059,800	92,300	101,000	8,700	—
KZT	CIT	10/11/11	52,800,300	356,217	357,000	783	—
KZT	HSB	10/11/11	73,593,000	496,495	503,200	6,705	—

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Sale Contracts open at September 30, 2011 (concluded):

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	CIT	10/18/11	59,880,000	$403,790	$409,156	$5,366	$—
KZT	BRC	11/04/11	17,133,600	115,405	116,953	1,548	—
MXN	HSB	10/11/11	13,928,693	1,003,649	1,051,000	47,351	—
MXN	RBC	10/11/11	11,923,939	859,194	956,003	96,809	—
MXN	UBS	10/31/11	9,292,418	668,256	694,526	26,270	—
MXN	JPM	11/07/11	9,289,075	667,564	694,365	26,801	—
NGN	CIT	10/05/11	30,780,000	192,797	192,102	—	695
RON	CIT	10/12/11	784,620	241,073	241,155	82	—
RSD	CIT	10/11/11	9,359,000	123,153	126,354	3,201	—
THB	HSB	10/06/11	10,511,000	338,091	340,493	2,402	—
THB	SCB	10/25/11	13,578,090	436,175	438,710	2,535	—
THB	JPM	11/07/11	22,279,600	715,089	730,000	14,911	—
TRY	BRC	10/06/11	1,214,928	653,446	649,000	—	4,446
TRY	BRC	03/29/12	324,485	170,166	171,259	1,093	—
TRY	JPM	03/29/12	1,569,269	822,955	828,460	5,505	—
TRY	CIT	09/28/12	1,100,468	562,840	568,189	5,349	—
TRY	JPM	09/28/12	924,392	472,785	476,172	3,387	—
TRY	JPM	09/28/12	1,011,809	517,497	521,310	3,813	—
UGX	CIT	10/04/11	550,675,000	193,220	192,881	—	339
UGX	CIT	10/05/11	486,590,000	170,637	170,733	96	—
UYU	JPM	10/05/11	5,969,656	293,783	294,798	1,015	—
ZAR	CIT	06/29/12	5,726,570	685,221	707,263	22,042	—
ZMK	BRC	10/12/11	243,800,000	50,281	50,144	—	137
ZMK	CIT	10/12/11	1,139,015,000	234,909	233,119	—	1,790

Total Forward Currency Sale Contracts				$47,694,946	$49,802,748	2,131,956	24,154

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$2,210,492	$3,088,932

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenyan Shilling
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thai Baht
TRY — New Turkish Lira
UAH — Ukranian Hryvnia
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
CSF — Credit Suisse Group AG
DUB — Deutsche Bank AG
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

(a)	Non-income producing security.
(b)

For federal income tax purposes, the aggregate cost was $181,812,242, aggregate gross unrealized appreciation was $10,482,064, aggregate gross unrealized depreciation was $34,717,091 and the net unrealized depreciation was $24,235,027.

(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry (as percentage of net assets):

Alcohol & Tobacco	2.3%
Banking	9.2
Cable Television	2.4
Computer Software	9.2
Energy Integrated	7.0
Energy Services	1.9
Financial Services	3.1
Food & Beverages	4.0
Gas Utilities	1.6
Housing	1.1
Insurance	2.4
Manufacturing	6.4
Metals & Mining	1.8
Pharmaceutical & Biotechnology	18.2
Retail	8.1
Semiconductor & Components	5.0
Technology Hardware	6.2
Telecommunications	3.7

Subtotal	93.6
Foreign Government Obligations	18.7

Total Investments	112.3%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2011 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return and Income Fund, Inc. (the “Fund”)’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2011:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011
Assets:
Common Stocks	$131,387,080	$—	$—	$131,387,080
Foreign Government Obligations	—	26,190,135	—	26,190,135
Other Financial Instruments*
Forward Currency Contracts	—	2,210,492	—	2,210,492

Total	$131,387,080	$28,400,627	$—	$159,787,707

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(3,088,932)	$—	$(3,088,932)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2011:

Description	Balance as of December 31, 2010	Accrued Discounts	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2011
Foreign Government Obligations	$899,155	$7,591	$(137,180)	$112,111	$-	$(657,354)	$-	$(224,323)	$-	$-

There were no significant transfers into and out of Levels 1, 2 or 3 during the period ended September 30, 2011.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2011